Held-to-maturity Debt Securities	12 Months Ended
Dec. 31, 2016
Held-to-maturity Debt Securities
Held-to-maturity Debt Securities

4.         Held-to-maturity Debt Securities

On January 29, 2015, the Company’s subsidiary, Daqing Borun purchased 1,000,000 units of private placement bonds (each unit with par value of RMB100 with nominal annul interest of 9.5%, and hereafter referred as the “Borun Bonds”) which was traded in the Shanghai Stock Exchange and issued by Shandong Borun (another subsidiary of the Company) on January 29, 2013, at a cash consideration of RMB98,720,762 ($15,202,778). Upon the maturity of held-to-maturity debt securities on January 29, 2016, the principal amounts of held-to-maturity debt securities of RMB98,720,762 ($14,231,045) to be received have been offset with other payables of Shandong Borun. The interest income from the Borun Bonds for the years ended December 31, 2014, 2015 and 2016 were RMB nil, RMB9,191,349 and RMB1,587,889 ($228,902), respectively.